Annual Total Returns		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund
Bar Chart	Calendar year-by-year total return (Class A)
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-0.62%	0.60%	1.10%	1.48%	1.68%	0.01%	0.43%	-0.01%	3.27%	3.22%

Bar Chart	Calendar year-by-year total return
Bar Chart Closing

For the ten years ended December 31, 2024, the highest quarterly total return for Class A was 1.34%  for the quarter ended December 31, 2023, and the lowest quarterly return was -0.71%  for the quarter ended June 30, 2020

Eaton Vance National Ultra-Short Municipal Income Fund6Prospectus dated August 1, 2025

The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to June 30, 2025) was 1.51%.

Year to Date Return, Label	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to June 30, 2025) was 1.51%.
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class A
Year Total Return		3.22%	3.27%	(0.01%)	0.43%	0.01%	1.68%	1.48%	1.10%	0.60%	(0.62%)
Highest Quarterly Return, Label	highest quarterly total return
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(0.71%)
Lowest Quarterly Return, Date	Jun. 30, 2020
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	1.51%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund
Bar Chart	Calendar year-by-year total return (Class A)
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	2.29%	-0.50%	3.76%	0.95%	4.79%	3.24%	0.60%	-4.16%	4.05%	2.79%

Bar Chart	Calendar year-by-year total return
Bar Chart Closing

For the ten years ended December 31, 2024, the highest quarterly total return for Class A was 3.69% for the quarter ended December 31, 2023, and the lowest quarterly return was -3.50% for the quarter ended March 31, 2022.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to June 30, 2025) was 0.91%.

Year to Date Return, Label	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to June 30, 2025) was 0.91%.
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Year Total Return		2.79%	4.05%	(4.16%)	0.60%	3.24%	4.79%	0.95%	3.76%	(0.50%)	2.29%
Highest Quarterly Return, Label	highest quarterly total return
Highest Quarterly Return	3.69%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(3.50%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	0.91%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund
Bar Chart	Calendar year-by-year total return (Class A)
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	1.97%	-0.49%	3.17%	1.49%	6.95%	4.60%	1.50%	-9.04%	7.04%	2.04%

Bar Chart	Calendar year-by-year total return
Bar Chart Closing

For the ten years ended December 31, 2024, the highest quarterly total return for Class A was 7.85% for the quarter ended December 31, 2023, and the lowest quarterly return was -6.28% for the quarter ended March 31, 2022.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to June 30, 2025) was -4.46%.

Year to Date Return, Label	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to June 30, 2025) was -4.46%.
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class A
Year Total Return		2.04%	7.04%	(9.04%)	1.50%	4.60%	6.95%	1.49%	3.17%	(0.49%)	1.97%
Highest Quarterly Return, Label	highest quarterly total return
Highest Quarterly Return	7.85%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(6.28%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	(4.46%)
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund
Bar Chart	Calendar year-by-year total return (Class A)
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	2.35%	-0.01%	4.66%	2.18%	4.55%	2.18%	1.74%	-5.13%	4.30%	3.9%

Bar Chart	Calendar year-by-year total return
Bar Chart Closing

For the ten years ended December 31, 2024, the highest quarterly total return for Class A was 3.73% for the quarter ended December 31, 2023, and the lowest quarterly return was -3.91% for the quarter ended March 31, 2022.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to June 30, 2025) was 1.14%.

Year to Date Return, Label	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to June 30, 2025) was 1.14%.
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Year Total Return		3.90%	4.30%	(5.13%)	1.74%	2.18%	4.55%	2.18%	4.66%	(0.01%)	2.35%
Highest Quarterly Return, Label	highest quarterly total return
Highest Quarterly Return	3.73%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(3.91%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Bar Chart, Year to Date Return, Date	Jun. 30, 2025